Group information (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Disclosure of information about consolidated structured entities
The Group considers the entities listed below to be structured entities that are controlled by the Group. The participation of the Group in each of them is stated as follows:

Outstanding quotas as of December 31, 2023

Tapso Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO")	100% of subordinated quotas representing approximately 99% of total (subordinated and senior and/or mezzanine) quotas
Tapso II Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO II")	100% of subordinated quotas representing total quotas
SOMA I Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA")	100% of subordinated quotas representing total quotas
SOMA III Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA III")	100% of subordinated quotas representing total quotas
StoneCo exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado ("FIC FIM STONECO")	100% of all outstanding quotas of a single class
ACR I Fundo de Investimento em Direitos Creditórios ("FIDC ACR I")	100% of subordinated quotas representing approximately 97% of total (subordinated and senior and/or mezzanine) quotas
ACR III Fundo de Investimento em Direitos Creditórios ("FIDC ACR III")	100% of subordinated quotas representing total quotas
ACR V Fundo de Investimento em Direitos Creditórios ("FIDC ACR V")	100% of subordinated quotas representing total quotas
ACR VI Fundo de Investimento em Direitos Creditórios ("FIDC ACR VI")	100% of subordinated quotas representing total quotas
ACR FAST Fundo de Investimento em Direitos Creditórios ("FIDC ACR FAST")	100% of subordinated quotas representing approximately 97% of total (subordinated and senior and/or mezzanine) quotas

Disclosure of subsidiaries [text block]
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

		% of Group's equity interest
Entity name	Principal activities	2023	2022

Stone Instituição de Pagamento S.A. (“Stone Pagamentos”)	Merchant acquiring	100.00	100.00
MNLT S.A. (“MNLT”)	Merchant acquiring	100.00	100.00
Pagar.me Instituição de Pagamento S.A. (“Pagar.me”)	Merchant acquiring	100.00	100.00
Stone Cartões Instituição de Pagamento S.A. (“Stone Cartões”)	Merchant acquiring	100.00	100.00

		% of Group's equity interest
Entity name	Principal activities	2023	2022

Linx Pay Meios de Pagamento Ltda. (“Linx Pay”)	Merchant acquiring	100.00	100.00
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Financial services	100.00	100.00
TAG Tecnologia para o Sistema Financeiro S.A. ("TAG")	Financial assets register	100.00	100.00
MLabs Software S.A. (“MLabs”)	Technology services	51.50	51.50
Equals S.A. (“Equals”) (a)	Technology services	—	100.00
Questor Sistemas S.A. (“Questor”)	Technology services	50.00	50.00
Sponte Informática S.A. (“Sponte”) (b)	Technology services	—	100.00
SimplesVet Tecnologia S.A. (“SimplesVet”)	Technology services	50.00	50.00
VHSYS Sistema de Gestão S.A. (“VHSYS”)	Technology services	50.00	50.00
Trampolin Pagamentos S.A. (“Trampolin”) (c)	Technology services	—	100.00
Linx S.A. (“Linx”)	Technology services	100.00	100.00
Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”)	Technology services	100.00	100.00
Linx Telecomunicações Ltda. ("Linx Telecom")	Technology services	100.00	100.00
Napse S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Napse Uruguay SAS (“Napse Group”)	Technology services	100.00	100.00
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)	Technology services	100.00	100.00
Napse IT Peru S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Synthesis Holding LLC (“Napse Group”)	Technology services	100.00	100.00
Synthesis US LLC (“Napse Group”)	Technology services	100.00	100.00
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Hiper Software S.A. ("Hiper")	Technology services	100.00	100.00
Reclame Aqui LLC (“Reclame Aqui Group”)	Technology services	50.00	50.00
Obvio Brasil Software e Serviços S.A. (“Reclame Aqui Group”)	Technology services	50.00	50.00
O Mediador Tecnologia da Informação S/S Ltda (“Reclame Aqui Group”)	Technology services	50.00	50.00
Reclame Aqui Marcas e Serviços Ltda (“Reclame Aqui Group”)	Technology services	50.00	50.00
STEF S.A ("Stef") (d)	Technology services	100.00	—
Hubcount Tecnologia S.A. (“Hubcount”) (e)	Technology services	75.60	75.60
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Processing card transactions	100.00	100.00
Buy4 Sub LLC ("Buy4 LLC")	Cloud store card transactions	100.00	100.00
Vitta Corretora de Seguros Ltda. (“Vitta Group”)	Insurance services	100.00	100.00
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)	Health services	100.00	100.00
Vitta Serviços em Saúde Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Saúde Administradora de Benefícios Ltda. (“Vitta Group”)	Health services	100.00	100.00
StoneCo Pagamentos UK Ltd. ("StoneCo UK")	Service provider	100.00	100.00
Stone Logística Ltda. ("Stone Log")	Logistic services	100.00	100.00
Stone Franchising Ltda. ("Franchising")	Franchising management	100.00	100.00
Cappta S.A. (“Cappta”) (d)	Electronic fund transfer	—	59.60
Ametista Serviços Digitais Ltda. (“PinPag”) (f)	Electronic fund transfer	100.00	100.00
Esmeralda Serviços Digitais Ltda. (“PinPag”) (f)	Electronic fund transfer	100.00	100.00
Diamante Serviços Digitais Ltda. (“PinPag”) (f)	Electronic fund transfer	100.00	100.00
Safira Serviços Digitais Ltda. (“PinPag”) (f)	Electronic fund transfer	100.00	100.00
FIDC AR III (g)	Investment fund	—	100.00
FIDC TAPSO	Investment fund	100.00	100.00
FIDC TAPSO II	Investment fund	100.00	100.00
FIDC SOMA	Investment fund	100.00	100.00
FIDC SOMA III	Investment fund	100.00	100.00
FIC FIM STONECO	Investment fund	100.00	100.00
Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”) (h)	Investment fund	—	100.00
FIDC ACR I (i)	Investment fund	100.00	—

		% of Group's equity interest
Entity name	Principal activities	2023	2022

FIDC ACR III (i)	Investment fund	100.00	—
FIDC ACR V (i)	Investment fund	100.00	—
FIDC ACR VI (h)	Investment fund	100.00	—
FIDC ACR FAST (i)	Investment fund	100.00	—
MPB Capital LLC ("MPB")	Investment company	100.00	100.00
DLP Capital LLC ("DLP Cap")	Holding company	100.00	100.00
DLPPar Participações S.A. (“DLPPar”)	Holding company	100.00	100.00
Reclame Aqui Holding Ltd ("Reclame Aqui")	Holding company	50.00	50.00
STNE Participações S.A. ("STNE Par")	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A. ("STNE ParTec")	Holding company	100.00	100.00
VittaPar LLC (“Vitta Group”)	Holding company	100.00	100.00
Stone Holding Instituições S.A. ("Stone Holding")	Holding company	100.00	100.00
STNE Investimentos S.A. ("STNE Invest.") (j)	Holding company	100.00	—
Equals Software S.A. ("Equals Software") (k)	Holding company	100.00	—
Stone Seguros S.A. (“Stone Seguros”)	Holding company	100.00	100.00
(a)Equals was merged into STNE Par on October 02, 2023.
(b)Sponte was merged into Linx Sistemas on August 01, 2023.
(c)Trampolin was merged into Pagar.me on April 01, 2023.
(d)In June 2023, a reorganization of the businesses was carried by a former subsidiary Cappta. As a result of the reorganization, the Company no longer has an interest in providing technology solutions for payments in installments; the equity interest was raised to increased to 100% for the technology solutions for electronic transfers. Both activities were, up to June 30, 2023, carried out by Cappta, when the Company owned 59.6%. As a result of the transaction, the Company no longer has an investment in Cappta and has a 100% interest in Stef. The transaction did not have any material impact on the Group financial statements.
(e)STNE Par has a 50% equity in Questor and, on August 31, 2022, Questor acquired a 75.60% equity interest in Hubcount.
(f)On February 7, 2024, the equity interest of Pinpag was sold, thus, the Group ceased to hold equity interest in Pinpag.
(g)FIDC AR III was closed on September, 20 2023.
(h)Retail Renda Fixa was closed on March 30, 2023.
(i)The Group owns 100% of the subordinated quotas in connection with the incorporation of the funds.
(j)On January 2, 2023, the Group constituted STNE Invest. to hold equity stakes in other companies.
(k)On January 2, 2023, the Group constituted Equals Software to hold equity stake in Vitta Group.

Summary of associates

		% Group's equity interest
Entity name	Principal activities	2023	2022

Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)	Technology services	25.00	25.00
Agilize Tecnologia S.A. ("Agilize") (a)	Technology services	33.33	—
Trinks Serviços de Internet S.A. (“Trinks”)	Technology services	19.90	19.90
Neostore Desenvolvimento De Programas De Computador S.A. (“Neomode”)	Technology services	40.02	40.02
Dental Office S.A. (“RH Software”)	Technology services	20.00	20.00
APP Sistemas S.A. (“APP”) (b)	Technology services	19.90	20.00
Delivery Much Tecnologia S.A. (“Delivery Much”)	Food delivery marketplace	29.49	29.49
EveryData Jamaica Limited (“Creditinfo Caribbean”) (c)	Credit bureau services	—	47.75
EveryData (Guyana) Inc. (“Creditinfo Caribbean”) (c)	Credit bureau services	—	47.75
EveryData (Barbados) Limited (“Creditinfo Caribbean”) (c)	Credit bureau services	—	47.75
EveryData ECCU Ltd (“Creditinfo Caribbean”) (c)	Credit bureau services	—	47.75
EveryData Group Ltd. SEZC ("StoneCo CI") (c)	Holding company	—	47.75

(a)On August 1, 2023, the Group acquired a 33.33% equity interest in Agilize, a private company based in the State of Bahia, Brazil, for R$$8,523.00 through the conversion of a credit arising from a convertible loan agreement. Agilize develops technology that provides online accounting services.
(b)In April 2023, the ownership in APP was diluted by the issuance of new shares under a long-term incentive program, admitting a new shareholder.
(c)On December 29, 2023 the Company sold all its interest in Everydata Group Ltd. (formerly, StoneCo CI) and its subsidiaries (namely, the Creditinfo Caribbean companies).